TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund
TDAM Institutional Municipal Money Market Fund
TDAM Institutional U.S. Government Fund
TDAM Institutional Treasury Obligations Money Market Fund
TDAM Short-Term Bond Fund
TDAM Core Bond Fund
TDAM High Yield Bond Fund
TDAM U.S. Equity Shareholder Yield Fund (formerly, TDAM U.S. Equity Income Fund)
TDAM U.S. Large Cap Core Equity Fund
TDAM Global Equity Shareholder Yield Fund (formerly, TDAM Global Equity Income Fund)
TDAM Global Low Volatility Equity Fund
TDAM Global All Cap Fund
TDAM Target Return Fund
TDAM U.S. Small-Mid Cap Equity Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 2, 2013
to the Prospectus of each Fund (the “Prospectus”)

The following disclosure is added at the end of the subsection of the Prospectus entitled “How to Buy and Sell Shares — Balance Minimums”:

The initial purchase and minimum account balance requirement will not apply to purchases of shares by officers and directors of the Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund
TDAM Institutional Municipal Money Market Fund
TDAM Institutional U.S. Government Fund
TDAM Institutional Treasury Obligations Money Market Fund
TDAM Short-Term Bond Fund
TDAM Core Bond Fund
TDAM High Yield Bond Fund
TDAM U.S. Equity Shareholder Yield Fund (formerly, TDAM U.S. Equity Income Fund)
TDAM U.S. Large Cap Core Equity Fund
TDAM Global Equity Shareholder Yield Fund (formerly, TDAM Global Equity Income Fund)
TDAM Global Low Volatility Equity Fund
TDAM Global All Cap Fund
TDAM Target Return Fund
TDAM U.S. Small-Mid Cap Equity Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 2, 2013
to the Statement of Additional Information of each Fund (the “SAI”)

The following disclosure is added to the end of the third paragraph of the section of the SAI entitled “Additional Purchase and Redemption Information”:

The initial purchase and minimum account balance requirement will not apply to purchases of shares by officers and directors of the Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.